Summarized financial position of derivative financial instruments: (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	R$ 85,283	R$ 377,990
Derivative financial instruments assets, Current	83,144	377,756
Derivative financial instruments assets, Non-current	2,139	234
Derivative financial instruments liabilities	(222,224)	(385,696)
Derivative financial instruments liabilities	222,224	385,696
Derivative financial instruments liabilities, Current	(186,147)	(384,969)
Derivative financial instruments liabilities, Non-current	(36,077)	(727)
Cash Flow Hedges Derivative Instruments [Member] | Currency Risk 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	15,931	177,208
Derivative financial instruments liabilities	(82,654)	(81,650)
Derivative financial instruments liabilities	82,654	81,650
Cash Flow Hedges Derivative Instruments [Member] | Commodity price risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	37,349	125,304
Derivative financial instruments liabilities	(94,094)	(269,361)
Derivative financial instruments liabilities	94,094	269,361
Not Designated Cash Flow Hedges [Member] | Currency Risk 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets	29,864	75,478
Derivative financial instruments liabilities	(9,399)	(20,036)
Derivative financial instruments liabilities	9,399	20,036
Not Designated Cash Flow Hedges [Member] | Interest Rate Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments assets		2,139
Derivative financial instruments liabilities		(14,649)
Derivative financial instruments liabilities		R$ 14,649
Designated Cash Flow Hedges [Member] | Interest Rate Deriatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments liabilities	(36,077)
Derivative financial instruments liabilities	R$ 36,077